Other liabilities (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Other Liabilities

	As at
(Millions of Canadian dollars)	October 31 2024	October 31 2023 (Restated – Note 2)
Accounts payable and accrued expenses	$1,475	$1,580
Accrued interest payable	13,226	10,936
Cash collateral	19,582	23,365
Commodity liabilities	13,996	11,716
Deferred income	4,149	3,830
Deferred income taxes	542	426
Dividends payable	2,123	1,975
Employee benefit liabilities	1,924	1,611
Held-for-sale liabilities	–	2,560
Insurance-related liabilities	36	194
Lease liabilities	4,673	4,764
Negotiable instruments	1,702	1,684
Payable to brokers, dealers and clients	8,270	8,065
Payroll and related compensation	11,781	9,089
Precious metals certificates	743	775
Provisions	793	644
Short-term borrowings of subsidiaries	–	4,507
Taxes payable	2,398	2,962
Other	7,264	5,339
	$94,677	$96,022